WARRANT DERIVATIVE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2022
Warrant Derivative Liability [Abstract]
Summary of warrant derivative
	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2021	18,955,281	4,930
Expired	(446,377)	--
Items that were classified to net loss:
Change in fair value	--	(4,667)
As at June 30, 2022	18,508,904	263

Summary of derivative warrants outstanding
Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
		$
24-Aug-17	24-Aug-22	6.00	CAD	563,067	563,067
5-Dec-17	5-Dec-22	18.00	CAD	1,533,333	1,533,333
10-Apr-18	10-Apr-23	10.50	CAD	1,126,665	1,126,665
10-May-18	10-Apr-23	10.50	CAD	168,889	168,889
10-Aug-18	10-Aug-23	2.92	USD	7,679,574	6,661,068
21-Mar-19	21-Mar-24	3.95	USD	8,455,882	8,445,882
Balance at June 30, 2022				19,527,410	18,508,904